Provisions - (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Non-current provisions	$ 82,397	$ 81,957
Current provisions	33,095	19,627
Provisions	115,492	101,584	$ 90,863
Provisions For Pensions [Member]
Disclosure of other provisions [line items]
Non-current provisions	59,195	60,660
Current provisions		216
Provisions	59,195	60,876	58,503
Other environment related provision [member]
Disclosure of other provisions [line items]
Non-current provisions	3,121	2,778
Current provisions	346	305
Provisions	3,467	3,083	2,725
Legal proceedings provision
Disclosure of other provisions [line items]
Current provisions	11,732
Provisions	11,732		787
Provisions For Third Party Liability [Member]
Disclosure of other provisions [line items]
Non-current provisions	7,639	5,822
Current provisions		13
Provisions	7,639	5,835	7,288
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Non-current provisions	12,442	12,697
Current provisions	21,017	19,093
Provisions	$ 33,459	$ 31,790	$ 21,560